Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of components of the provision for income taxes

	December 31, 2016	December 31, 2015
Current:
Federal	$—	$—
State	—	—
Foreign	—	—

Total Current	—	—

Deferred:
Federal	(4,387,544)	(4,197,007)
State	(1,249,149)	(587,696)
Foreign	—	—

Total Deferred	(5,636,693)	(4,784,703)
Valuation Allowance	5,636,693	4,784,703

Total Provision for Income Taxes	$—	$—

Schedule of effective tax rate, differed from the federal statutory rate

	December 31, 2016	December 31, 2015
Statutory Rate	(34.0)%	(34.0)%
State Taxes	(5.6)%	(3.6)%
Tax Credits	(0.5)%	5.2%
Other	1.8%	1.7%
Valuation Allowance	38.3%	30.7%

Effective Tax Rate	0.0%	0.0%

Schedule of net deferred tax assets

	December 31, 2016	December 31, 2015
Non-current Deferred Tax Assets:
Net Operating Costs	$9,626,610	$7,459,489
Tax Credits	374,605	261,851
Stock Compensation	297,438	188,602
Fixed Assets and Intangibles	3,700,557	470,577
Other	93,434	75,432

	14,092,644	8,455,951
Valuation Allowance	(14,092,644)	(8,455,951)

Net Non-current Deferred Tax Assets	$—	$—

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

	December 31, 2016	December 31, 2015
Gross Unrecognized Tax Benefit—Beginning Balance	$78,930	$31,006
Increases Related to Tax Positions from Prior Years	—	5,920
Increases Related to Tax Positions Taken During t the Current Year	34,143	42,004

Gross Unrecognized Tax Benefit—Beginning Balance	$113,073	$78,930